Statements of Consolidated Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenues	$ 57,293	$ 73,949	$ 15,190
Other income	9,778	8,507	7,800
Total revenues and other income	67,071	82,456	22,990
Operating expenses
Cost of revenue	(31,360)	(36,275)	(11,392)
Research and development expenses	(129,030)	(86,950)	(92,042)
Selling, general and administrative expenses	(37,869)	(44,201)	(43,017)
Other operating income (expenses)	511	(467)	(91)
Total operating expenses	(197,748)	(167,893)	(146,542)
Operating income (loss)	(130,677)	(85,437)	(123,552)
Financial income	13,234	5,468	11,971
Financial expenses	(7,665)	(17,514)	(3,631)
Net Financial gain (loss)	5,570	(12,046)	8,340
Net income (loss)	(125,107)	(97,483)	(115,212)
Attributable to shareholders of Cellectis	(114,197)	(81,074)	(102,091)
Attributable to non-controlling interests	$ (10,910)	$ (16,409)	$ (13,121)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (2.55)	$ (1.91)	$ (2.41)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (2.55)	$ (1.91)	$ (2.41)